Business Combinations (Details) - USD ($) $ in Thousands	Jul. 17, 2014	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill		$ 5,897	$ 5,898
Zuplenz [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	$ 3,056
Future milestone payments	740
Credit memos for expiring channel inventory	1,995
Total consideration	8,273
Zuplenz rights	8,101
Goodwill	172
Fair value of assets acquired	8,273
Zuplenz [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Common stock	$ 2,482